Shareholders' Equity (Details)	6 Months Ended
Jun. 30, 2016 USD ($)
Dividends Payable [Line Items]
Dividend paid	$ 499,630
June 22, 2015 Annual Dividend 2014 [Member]
Dividends Payable [Line Items]
Dividend paid	1,038,967
October 19, 2015 Six Month Dividend 2015 [Member]
Dividends Payable [Line Items]
Dividend paid	870,745
July 20 2016 Annual Dividend 2015 [Member]
Dividends Payable [Line Items]
Dividend paid	$ 499,630